Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 486	$ 1,670
Restricted cash	200
Accounts receivable	21
Stablecoin	21
Digital assets at fair value, TON, current	1,291
Prepaid expenses and other receivables	1,984	555
Total current assets	4,003	2,225
Non-current assets
Digital assets at fair value, TON, net of current portion	1,201
Right-of-use asset	413
Property, plant, and equipment, net	1,283
Equipment deposits	9,308
Other assets	3,322
Total non-current assets	15,527
Total assets	19,530	2,225
Current liabilities
Accounts payable and accrued liabilities	4,146	1,100
TON payable to settle put rights exercised	1,425
Lease liability - current	65
Put right liability	7,105
Total current liabilities	12,741	1,100
Non-current liabilities
Lease liability - non-current	73
Warrant liability	192	1,952
Total non-current liabilities	265	1,952
Total liabilities	13,006	3,052
Shareholders’ Equity
Capital stock	266,053	221,800
Stock option reserve	25,275	23,530
Accumulated deficit	(284,079)	(245,453)
Treasury stock	(20)
Total equity attributable to owners of the Company	7,229	(123)
Non-controlling interest	(705)	(704)
Total equity	6,524	(827)
Total liabilities and equity	$ 19,530	$ 2,225